RESEARCH AGREEMENTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Annual license payments	$ 91,000
Accrued liablities	$ 492,365
Interest rate on outstanding amounts	15.00%